UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21035

CitizensSelect Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	09/30/2016

The following N-CSR relates only to the Registrant's series listed below and does not relate to the other series of the Registrant, which have different fiscal year end(s), and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for those series, as appropriate.

Dreyfus Institutional Preferred Treasury Securities Money Market Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Institutional Preferred Treasury Securities Money Market Fund

SEMIANNUAL REPORT September 30, 2016

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Institutional Preferred Treasury Securities Money Market Fund	The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for Dreyfus Institutional Preferred Treasury Securities Money Market Fund covers the six-month period ended September 30, 2016. During the reporting period, the fund produced the following annualized yields and annualized effective yields:1

    Annualized  Annualized

    Yield (%)     Effective Yield (%)

Institutional Shares   0.18%   0.18%

Hamilton Shares    0.13%   0.13%

Premier Shares    0.01%   0.01%

Low inflation, sluggish U.S. economic growth, and international economic instability prompted the Federal Reserve Board (the “Fed”) to leave short-term interest rates unchanged over the reporting period, and money market yields generally remained low.

Effective April 15, 2016, the fund, Dreyfus Institutional Preferred Treasury Money Market Fund, was renamed Dreyfus Institutional Preferred Treasury Securities Money Market Fund.

U.S. Economy Grew Slowly Despite Job Gains

The reporting period began in the midst of generally positive economic data, including a stabilizing international economic environment and a rebound in previously depressed commodity prices. In the United States, the labor market remained relatively robust despite a variety of macroeconomic headwinds during the first quarter of 2016, and manufacturing activity expanded for the first time in six months.

April saw the addition of another 144,000 new jobs, and the unemployment rate stayed at 5.0%. Manufacturing and utility output advanced strongly, as did retail sales, housing starts, and median home prices. Inflation accelerated in April at a 4.8% annualized rate, reflecting the sharp recovery in energy prices. Economic data proved mixed in May. Only 24,000 new jobs were created during the month. While the unemployment rate declined to 4.7%, the reduction was attributed to workers leaving the labor force. Housing starts and sales also moderated. On the other hand, food service and retail sales remained strong, and the manufacturing sector continued to expand. Inflation increased at a more moderate 2.4% annualized rate as fuel prices continued to rebound.

Global investors became more cautious in June amid uncertainty ahead of a referendum to decide the United Kingdom’s membership in the European Union. Stocks and bonds experienced heightened turmoil when British citizens voted to leave the E.U., but financial markets bounced back relatively quickly. Meanwhile, an unexpectedly robust 271,000 jobs were created during the month. The unemployment rate moved higher to 4.9%, reflecting the addition of more job seekers to the labor force. The manufacturing and services sectors continued to expand during the month. Nonetheless, the U.S. Department of Commerce reported that GDP grew at a mild 1.4% annualized rate over the second quarter of 2016.

Robust job growth continued in July with the addition of 252,000 more positions, and the unemployment rate remained unchanged. Average hourly earnings increased to 2.6% above year-ago levels while the personal savings rate declined. The manufacturing and services sectors continued to expand, albeit at slower rates than in June. August brought some disappointing economic news, including a decline in new job creation to 167,000 positions while the unemployment rate stayed at 4.9%. Activity in the manufacturing and service sectors declined, with the manufacturing index contracting after five consecutive months of expansion. Retail sales and housing starts also moderated.

In September, 156,000 new jobs were added and the unemployment rate ticked higher to 5.0%. The manufacturing sector of the economy expanded in the wake of August’s mild contraction, and the service sector grew for the 80 consecutive month, driven by gains reported by all 14 industries measured by the Non-Manufacturing ISM Report on Business. On the other hand, consumer confidence fell to its lowest level in a year. Housing starts fell in September for the second straight month, but an increase in building permits for new construction suggested that the decline would be temporary.

Gradual and Modest Rate Hikes Still Expected

U.S. monetary policymakers have refrained from implementing any additional rate hikes since December 2015. After its meeting in September, the Federal Open Market Committee said, “The Committee judges that the case for an increase in the federal funds rate has strengthened but decided, for the time being, to wait for further evidence of continued progress toward its objectives.” The Fed added that it expects that “economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” While many analysts expect the Fed to implement at least one rate hike before the end of 2016, any increases are likely to be modest.

In light of the likelihood of an upcoming short-term rate hike and the implementation of regulatory reforms on money market funds on October 14, we recently set the fund’s weighted average maturity in a range that is modestly shorter than industry averages. As always, we have maintained our focus on liquidity.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

Sincerely,

Patricia A. Larkin
Senior Portfolio Manager
October 17, 2016

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Treasury Securities Money Market Fund from April 1, 2016 to September 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2016
	Hamilton Shares	Premier Shares	Institutional Shares
Expenses paid per $1,000†	$ .75	$ 1.30	$ .50
Ending value (after expenses)	$ 1,000.70	$ 1,000.10	$ 1,000.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2016
	Hamilton Shares	Premier Shares	Institutional Shares
Expenses paid per $1,000†	$ .76	$ 1.32	$ .51
Ending value (after expenses)	$ 1,024.32	$ 1,023.76	$ 1,024.57

† Expenses are equal to the fund’s annualized expense ratio of .15% for Hamilton shares, .26% for Premier shares and .10% for Institutional shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

September 30, 2016 (Unaudited)

U.S. Treasury Bills - 73.2%	Annualized Yield on Date of Purchase (%)	Principal Amount ($)		Value ($)
10/6/16	0.16	29,000,000		28,999,337
10/13/16	0.23	91,000,000		90,993,023
10/20/16	0.21	9,000,000		8,999,003
11/25/16	0.31	18,000,000		17,991,612
1/19/17	0.42	19,000,000		18,975,617
3/23/17	0.41	25,000,000		24,951,224
Total U.S. Treasury Bills (cost $190,909,816)				190,909,816
U.S. Treasury Floating Rate Notes - 5.8%
10/3/16	0.43	10,000,000	[a]	9,999,627
10/3/16	0.49	5,000,000	[a]	5,002,285
Total U.S. Treasury Floating Rate Notes (cost $15,001,912)				15,001,912
U.S. Treasury Notes - 22.2%
10/31/16	0.29	50,000,000		50,003,187
10/31/16	0.30	3,000,000		3,006,881
11/30/16	0.31	5,000,000		5,004,555
Total U.S. Treasury Notes (cost $58,014,623)				58,014,623
Total Investments (cost $263,926,351)		101.2%		263,926,351
Liabilities, Less Cash and Receivables		(1.2%)		(3,032,569)
Net Assets		100.0%		260,893,782

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Bills	73.2
U.S. Treasury Notes	22.2
U.S. Treasury Floating Rate Notes	5.8
101.2

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	263,926,351	263,926,351
Interest receivable		145,458
		264,071,809
Liabilities ($):
Due to The Dreyfus Corporation—Note 2(b)		15,168
Due to Citizens		19,338
Cash overdraft due to Custodian		3,136,579
Accrued expenses		6,942
		3,178,027
Net Assets ($)		260,893,782
Composition of Net Assets ($):
Paid-in capital		260,894,079
Accumulated net realized gain (loss) on investments		(297)
Net Assets ($)		260,893,782

Net Asset Value Per Share	Hamilton Shares	Premier Shares	Institutional Shares
Net Assets ($)	188,045,063	70,979,487	1,869,232
Shares Outstanding	188,047,910	70,979,696	1,869,233
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2016 (Unaudited)

Investment Income ($):
Interest Income	303,454
Expenses:
Management fee—Note 2(a)	109,278
Administrative service fees—Note 2(b)	134,321
Legal fees—Note 2(a)	38,887
Trustees’ fees—Note 2(a,c)	625
Total Expenses	283,111
Less—reduction in expenses due to undertaking—Note 2(a)	(34,029)
Less—Trustees’ fees reimbursed by Dreyfus—Note 2(a)	(625)
Less—Legal fees reimbursed by Dreyfus—Note 2(a)	(38,887)
Net Expenses	209,570
Investment Income—Net	93,884
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	502
Net Increase in Net Assets Resulting from Operations	94,386

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2016 (Unaudited)	Eleven Months Ended March 31, 2016[a]	Year Ended April 30, 2015
Operations ($):
Investment income—net	93,884	31,223	93
Net realized gain (loss) on investments	502	(474)	1,773
Net Increase (Decrease) in Net Assets Resulting from Operations	94,386	30,749	1,866
Dividends to Shareholders from ($):
Investment income—net:
Hamilton Shares	(89,495)	(28,326)	(49)
Premier Shares	(3,989)	(2,869)	(41)
Institutional Shares	(400)	(7)	-
Class C	-	(20)	(3)
Class D	-	(41)	-
Total Dividends	(93,884)	(31,263)	(93)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Hamilton Shares	89,869,534	420,146,205	435,625,833
Premier Shares	50,197,380	97,217,160	358,991,847
Institutional Shares	1,828,869	40,000	-
Class C	-	142,679	38,866,568
Class D	-	166,229	3,187,920
Dividends reinvested:
Hamilton Shares	6,201	630	1
Premier Shares	1,076	536	4
Institutional Shares	364	-	-
Class C	-	20	-
Class D	-	41	-
Cost of shares redeemed:
Hamilton Shares	(49,988,821)	(318,786,887)	(632,512,353)
Premier Shares	(79,136,021)	(86,468,714)	(382,393,719)
Class C	-	(1,230,044)	(46,796,346)
Class D	-	(2,126,413)	(1,638,417)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	12,778,582	109,101,442	(226,668,662)
Total Increase (Decrease) in Net Assets	12,779,084	109,100,928	(226,666,889)
Net Assets ($):
Beginning of Period	248,114,698	139,013,770	365,680,659
End of Period	260,893,782	248,114,698	139,013,770

[a]

The fund has changed its fiscal year end from April 30 to March 31. On March 1, 2016, Class A shares were redesignated as Hamiliton shares, Class C and Class D shares converted to Class B shares and Class B shares were redesignated as Premier shares. Also, on March 1, 2016, the fund commenced offering Institutional shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended March 31, 2016 (Unaudited)	Eleven Months Ended March 31 2016[a]	Year Ended April 30,
Hamilton Shares			2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.000[b]	.000[b]	.000[b]	.000[b]	.000[b]	.000[b]
Distributions:
Dividends from investment income—net[b]	(.001)	(.000)[b]	(.000)[b]	(.000)[b]	(.000)[b]	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.07[c]	.02[c]	.00[d]	.00[d]	.00[d]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.19[e]	.20[e]	.21	.23	.22	.22	.20
Ratio of net expenses to average net assets	.15[e]	.10[e]	.03	.04	.09	.04	.14
Ratio of net investment income to average net assets	.13[e]	.03[e]	.00[d]	.00[d]	.00[d]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	188,045	148,157	46,798	243,683	212,074	239,240	233,640

a The fund has changed its fiscal year end from April 30 to March 31 and Class A shares were redesignated as Hamilton shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended March 31, 2016 (Unaudited)	Eleven Months Ended March 31, 2016[a]	Year Ended April 30,
Premier Shares			2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[b]	.000	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[b]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[c]	.00[c,d]	.00[d]	.00[d]	.00[d]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.39[e]	.45[e]	.46	.48	.47	.47	.45
Ratio of net expenses to average net assets	.26[e]	.11[e]	.03	.04	.09	.04	.14
Ratio of net investment income to average net assets	.01[e]	.00[d,e]	.00[d]	.00[d]	.00[d]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	70,979	99,917	89,169	112,570	177,413	208,335	231,178

a The fund has changed its fiscal year end from April 30 to March 31 and Class B shares were redesignated as Premier shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

	Six Months Ended March 31, 2016 (Unaudited)	Period Ended March 31, 2016[a]
Institutional Shares
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00
Investment Operations:
Investment income—net	.001	.000[b]
Distributions:
Dividends from investment income—net	(.001)	(.000)[b]
Net asset value, end of period	1.00	1.00
Total Return (%)[c]	.09	.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.14	.19
Ratio of net expenses to average net assets[d]	.10	.10
Ratio of net investment income to average net assets[d]	.19	.20
Net Assets, end of period ($ x 1,000)	1,869	40

a From March 1, 2016 (commencement of initial offering) to March 31, 2016.

b Amount represents less than $.001 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Treasury Securities Money Market Fund (the “fund”) is a separate diversified series of CitizensSelect Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The Company has an Administrative Services Plan with Citizens Financial Group, Inc. (“Citizens”).

The Company’s Board of Trustees (the “Board”) approved, effective April 15, 2016, a change in the fund’s name from “Dreyfus Institutional Preferred Treasury Money Market Fund” to “Dreyfus Institutional Preferred Treasury Securities Money Market Fund”.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Hamilton, Premier and Institutional. Hamilton and Premier shares are subject to an Administrative Services Plan. The fund is generally sold to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative

U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	263,926,351
Level 3 - Significant Unobservable Inputs	-
Total	263,926,351

† See Statement of Investments for additional detailed categorizations.

At September 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2016, the fund did not incur any interest or penalties.

The tax period ended March 31, 2016 and each tax year in the three-year period ended April 30, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2016 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has agreed to pay all of the fund’s expenses except the management fee, taxes, brokerage fees, Administrative Services Plan fees, Trustees’ fees, fees and expenses of independent counsel of the fund and extraordinary expenses. In addition, Dreyfus has agreed to reduce its management fee in an amount equal to the Trustees’ fees and expenses of independent counsel of the fund. During the period ended September 30, 2016, fees reimbursed by Dreyfus amounted to $39,512.

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $34,029 during the period ended September 30, 2016.

(b) Under the Administrative Services Plan with respect to Hamilton shares and Premier shares, Hamilton shares pay Citizens at an annual rate of .05% of the value of their average daily net assets and Premier shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

related services as the fund may reasonably request. During the period ended September 30, 2016, Hamilton and Premier shares were charged $34,590 and $99,731, respectively, pursuant to the Administrative Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $18,702, which are offset against an expense reimbursement currently in effect in the amount of $3,534.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

In 2014, the SEC adopted amendments to the rule that governs the operations of money market mutual funds. The deadline for compliance with the amendments was October 14, 2016. The fund is a “government money market fund” as that term is defined in the amended rule. As a Government Money Market Fund, the fund may continue to use the amortized cost valuation method and transact fund shares at a stable $1.00 NAV, provided that the fund invests at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or it agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on April 26, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended February 29, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance ranked first in the Performance Group for all periods and in the first quartile of the Performance Universe in all periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was the lowest in the Expense Group and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

The Board also considered the current fee waiver arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver arrangement and its effect on the profitability of Dreyfus and its affiliates.

The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s relative performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

NOTES

For More Information

Dreyfus Institutional Preferred Treasury Securities Money Market Fund

200 Park Avenue
New York, NY 10166

Investment Adviser

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Hamilton: CEAXX Premier: CEBXX Institutional: CEIXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 1556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0466SA0916

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 29, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 29, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)